Basic and Diluted Net Loss Per Share (Tables)	12 Months Ended
Dec. 31, 2022
Earnings Per Share [Abstract]
Schedule of basic and diluted loss per ordinary share
	Year Ended December 31,
	2022	2021	2020

Numerator:
Allocation of net loss	$39,557	$42,601	$36,869
Preferred share preference	-	-	3,933
Deemed dividend	-	-	2,114

Allocation of net loss attributable to Ordinary shareholders	$39,557	$42,601	$42,916

Denominator:
Weighted average Ordinary shares outstanding	19,426,692	18,721,528	9,582,405

Basic and diluted net loss per share	$2.04	$2.28	$4.48

Schedule of diluted loss per share attributable to ordinary shareholders
	December 31,
	2022	2021	2020
	Number of Ordinary shares

Ordinary share options	2,487,447	1,995,749	1,583,210
Warrants	413,263	218,521	867,040

	2,900,710	2,214,270	2,450,250